JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

July 5, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the Class R2, Class R3, Class R4, Class R5 and Class R6 Shares for the Funds listed on Appendix A does not differ from the Prospectus contained in the Post-Effective Amendment No. 507 (Amendment 508 under the Investment Company Act of 1940) filed electronically on June 29, 2017.

If you have any questions, please call the undersigned at (614) 213-4042.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

July 5, 2017	JPMorgan Trust I

Appendix A

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Market Debt Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Strategic Income Opportunities

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund